SEMI-ANNUAL REPORT




State Farm Municipal Bond Fund, Inc.

ONE STATE FARM PLAZA  -  BLOOMINGTON, ILLINOIS 61710

For Account Information and Shareowner
Services:  (309) 766-2029
           (800) 447-0740













                                                 May 31, 1997








This report is not to be distributed unless preceded or accompanied by a prospectus.

                     STATE FARM MUNICIPAL BOND FUND, INC.

Dear Shareowner:


    Interest rates on municipal bonds have risen slightly since our last correspondence with you. Consequently, values of the municipal securities held by your Fund declined a little causing its net asset value to fall to $8.31 from $8.44 over the past six months, a 1.5% decrease. The total return, which considers the reinvestment of dividends and change in net asset value, was 6.5% for the past twelve months and 1.5% for the past six months.

    Valuations of municipal bonds have fared better than those of their taxable counterparts since November. Their superior relative performance probably results primarily from heavy buying of municipal securities by property and casualty insurance companies while the supply of new municipal bond issues has lessened modestly from the levels of 1996. Relative yields on municipal bonds, when compared to high quality taxable bonds, are now at the lowest levels experienced in recent years.

    The upward movement of general interest rates over the past six months occurred as the U.S. economy exhibited significant, and probably unsustainable, strength in the latter part of 1996 and early 1997. Concerned that the rapid pace of general economic growth might lead to higher inflation, the Federal Reserve increased the federal funds rate 25 basis points in late March. Members of the Federal Reserve Board have repeatedly stated that monetary policy will be tightened if evidence of inflationary pressure is on their radar screens. Its action in March was a move in that direction even though few definitive signs of rising inflation presently exist.

    Growth of the U.S. economy has recently slowed from the heady pace of the first quarter, but general economic conditions remain quite healthy. As this letter is being written market interest rates are falling, which suggests that investors are collectively thinking that the economy is slowing sufficiently to keep inflationary tendencies at bay. We caution that volatility in bond markets will likely persist as investors attempt to sort out whether general economic growth is slowing down to a comfortable, sustainable pace or just taking a pause before moving back to more rapid growth which will again spawn concerns about inflation and higher interest rates.

    We persist in encouraging you to view your investment in the Fund as a genuinely long-term commitment and to accept market volatility as an inevitable consequence of owning a municipal bond fund. Presently the Fund's high quality portfolio of municipal bonds contains bonds with maturities spread out over the next 15 years. It has an average weighted maturity of 7.8 years. Most of the time the intermediate maturity structure of your Fund's portfolio should tend to keep fluctuations in net asset values more restrained when interest rates change than would be the case if the Fund were heavily invested in a portfolio of longer-term bonds.

    As you know, the Fund declares a dividend each day from its net investment income which is payable on the last day of the calendar quarter. All dividends are automatically invested in shares of the Fund unless you have advised State Farm Investment Management Corp. otherwise in writing.



                         Sincerely,







                         /s/ Kurt G. Moser             /s/ Julian R. Bucher
                         Kurt G. Moser                 Julian R. Bucher
                         Vice President                Vice President



                         June 20, 1997

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)

                                                                                   RATINGS
PRINCIPAL                                                                          (MOODY'S
AMOUNT        ISSUER                                                               OR S & P)      VALUE

                      LONG-TERM MUNICIPAL BONDS (97.0%):
              SECURED BY U.S. TREASURY OBLIGATIONS (15.7%):

$   90,000    Grand River Dam Authority, Oklahoma Rev., Ser. 1978, 7.20%,
                 6-1-1998 (Prerefunded to 6-1-1997 @ 100)                            Aaa      $    90,008
   500,000    Orlando Utilities Commission, Florida Water and Electric Rev., Ser.
                 1983, 9.60%, 10-1-1999 (Escrowed to maturity)                       Aaa          557,755
 2,000,000    State of Washington Motor Vehicle Fuel Tax General Obligation Bonds
                 (State Route 90), Ser. CC-8, 7.10%, 3-1-2000 (Prerefunded
                 to 3-1-1999 @ 100)                                                  Aaa        2,095,560
 1,000,000    State of Texas Public Finance Authority General Obligation Bonds, Ser.
                 1990A, 7.00%, 10-1-2000 (Prerefunded to 10-1-1999 @ 100)            AA         1,058,870
 2,840,000    Washington Suburban Sanitary District of Maryland, General Obligation
                 Bonds, 7.00%, 12-1-2001 (Prerefunded to 12-1-1998 @ 102)            Aaa        3,013,268
 2,250,000    Pima County, Arizona Unified School District No. 1, Tucson School
                 Improvement Bonds, Ser. 1990 B, 6.90%, 7-1-2002 (Prerefunded
                 to 7-1-2000 @ 101)                                                   A         2,427,525
 3,000,000    Tempe Union High School District No. 213, Maricopa County, Arizona
                 School Improvement General Obligation Bonds, Project of 1989, Ser.
                 1992B, 5.875%, 7-1-2002 (Prerefunded to 7-1-2001 @ 101)              A+        3,172,680
   550,000    Johnson County Water District No. 1, Kansas Water Rev., Ser. 1982A,
                 10.25%, 8-1-2002 (Escrowed to maturity)                             Aaa          675,004
   900,000    Metropolitan Government of Nashville and Davidson County, Tennessee
                 Water and Sewer Rev., Ser. 1982, 10.50%, 12-1-2002 (Prerefunded
                 to 12-1-1997 @ 100)                                                 Aaa          929,889
 1,750,000    State of Louisiana General Obligation Bonds, Series 1987 A,
                 7.00%, 8-1-2003 (Prerefunded to 8-1-1997 @ 102)                     Aaa        1,794,293
 3,000,000    City of Lakeland, Florida Electric and Water Rev., Ser. 1989, 6.90%,
                 10-1-2003 (Prerefunded to 10-1-1999 @ 102)                           Aa        3,224,310
 2,620,000    Cherry Creek School District No. 5, Arapahoe County,
                 Colorado General Obligation Improvement Bonds, Ser. 1990, 7.00%,
                 12-15-2003 (Prerefunded to 12-15-2000 @ 101)                        Aa2        2,854,542
 2,000,000    City of Grand Rapids, Michigan Water Supply System Improvement Rev.
                 Bonds, Ser. 1988, 7.70%, 1-1-2004 (Prerefunded to 1-1-1998 @ 102)   Aaa        2,084,880
 2,000,000    Jackson, Mississippi General Obligation Bonds, Ser. 1988, 7.50%,
                 5-1-2004 (Prerefunded to 5-1-1998 @ 100)                             NR        2,064,820
 3,500,000    City of Los Angeles, California Wastewater System Rev. Bonds, Ser.
                 1990 B, 6.90%, 6-1-2004 (Prerefunded to 6-1-2000 @ 102)             Aaa        3,811,255


                                      4

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)

                                                                                   RATINGS
PRINCIPAL                                                                          (MOODY'S
AMOUNT        ISSUER                                                               OR S & P)      VALUE

              SECURED BY U.S. TREASURY OBLIGATIONS (Continued)

$3,000,000    Omaha Public Power District of Nebraska, Electric Systems Rev.,
                 Ser. A, 6.70%, 2-1-2005 (Prerefunded to 2-1-2000 @ 101.5)           AA        $3,207,120
 2,500,000    King County, Washington, Health Care Capital Improvement Bonds
                 (Harborview Project), Ser. 1988 B, 7.30%, 12-1-2005 (Prerefunded to
                 12-1-1998 @ 100)                                                     NR        2,611,850
 1,900,000    Fort Worth Independent School District, Texas School Building
                 Unlimited Tax Bonds, Ser. 1989, 6.75%, 2-15-2006 (Prerefunded
                 to 2-15-1999 @ 100)                                                 AAA        1,978,109
 2,600,000    Washington Public Power Supply System Nuclear Project No. 1,
                 Rev. Refunding Bonds, Ser. 1989A, 7.50%, 7-1-2007
                 (Prerefunded to 7-1-1999 @ 102)                                     Aaa        2,812,316
 2,000,000    State of Texas Public Financial Authority General Obligation Bonds,
                 Ser. 1988A, 6.50%, 10-1-2007 (Prerefunded to 10-1-1998 @ 100)        AA        2,061,920
 1,500,000    Washington Public Power Supply System Nuclear Project No. 2, Rev.
                 Refunding Bonds, Ser. 1990 A, 7.625%, 7-1-2008 (Prerefunded to
                 7-1-2000 @ 102)                                                     Aaa        1,661,565
 6,000,000    Omaha Public Power District, Nebraska Electric System Revenue Bonds,
                 1992, Series B, 6.15%, 2-1-2012 (Escrowed to Maturity)              Aa2        6,504,780
                                                                                              -----------
                                                                                               50,692,319
              GENERAL OBLIGATIONS (61.2%):

 3,000,000    North Slope Borough, Alaska General Obligation School Construction
                 Bonds, Ser. Y, 7.10%, 7-1-1997                                      Aaa        3,008,430
   300,000    Maryland State & Local Facility Loan of 1982 General Obligation Bonds,
                 1st Ser., 11.20%, 7-1-1997                                          Aaa          301,893
 1,100,000    Stillwater, Minnesota Independent School District #834, General
                 Obligation School Building Bonds, Ser. 1991, 6.25%, 2-1-1998        Aaa        1,118,084
 3,000,000    Scottsdale Unified School District No. 48 of Maricopa County, Arizona
                 Refunding Bonds, Ser. 1991, 6.75%, 7-1-1998                          Aa        3,092,520
 1,350,000    Stillwater, Minnesota Independent School District #834, General
                 Obligation School Building Bonds, Ser. 1991, 6.25%, 2-1-1999        Aaa        1,393,079
   400,000    State of California, Variable Purpose General Obligation Bonds, 9.00%,
                 4-1-1999                                                             A1          433,548
   150,000    Oregon Veterans' Welfare General Obligation Bonds, Ser. LXIV, 9.00%,
                 4-1-1999                                                            Aa2          162,525
 2,500,000    Austin Independent School District, Texas Unlimited Tax Refunding
                 Bonds, Ser. 1991, 6.20%, 8-1-1999                                   Aaa        2,599,850
 1,000,000    State of Texas Public Finance Authority General Obligation Bonds, Ser.
                 1990A, 7.00%, 10-1-1999                                              Aa        1,059,780
 3,000,000    Washington Suburban Sanitary District, Maryland Water Supply Refunding
                 Bonds of 1991, 6.00%, 11-1-1999                                     Aa1        3,119,370
   200,000    Charleston, Illinois Water Works Improvement Bonds, 8.00%, 1-1-2000     A           215,682
 3,000,000    State of California Various Purpose General Obligation Bonds, 5.90%,
                 2-1-2000                                                             A1        3,117,240
 2,500,000    DuPage Water Commission, Illinois General Obligation Water Refunding
                 Bonds, Ser. 1992, 5.85%, 3-1-2000                                   Aaa        2,586,725


                                      5

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)

                                                                                   RATINGS
PRINCIPAL                                                                          (MOODY'S
AMOUNT        ISSUER                                                               OR S & P)      VALUE

              GENERAL OBLIGATIONS (Continued)

$1,000,000    State of Texas Veterans' Land Board General Obligation Bonds,
                 Ser. 1984, 9.00%, 12-1-2000                                          Aa      $ 1,109,900
 1,885,000    Anoka County, Minnesota General Obligation Capital Improvement
                 Refunding Bonds, Ser. 1992C, 5.20%, 2-1-2001                         A1        1,923,944
 1,200,000    Shelby County, Tennessee General Obligation Refunding Bonds, 1992
                 Ser. B, 5.20%, 3-1-2001                                             Aa2        1,227,792
   400,000    State of California General Obligation Veterans Bonds, Ser. AL, 9.60%,
                 4-1-2001                                                             A1          470,852
 2,200,000    City and County of Honolulu, Hawaii General Obligation Refunding
                 Bonds, 1992 Ser. 1, 5.60%, 6-1-2001                                  Aa        2,282,852
 2,000,000    School District of Leon County, Florida General Obligation Refunding
                 Bonds, Ser. 1991, 5.85%, 7-1-2001                                    A1        2,095,100
 2,000,000    Howard County, Maryland Consolidated Public Improvement Refunding
                 Bonds, Ser. 1991B, 5.80%, 8-15-2001                                 Aaa        2,099,300
 2,110,000    State of Nevada General Obligation (Limited Tax) Hoover Uprating
                 Refunding Bonds, Ser. 1992, 6.00%, 10-1-2001                        Aa2        2,225,628
   900,000    Monroe County Jail, Indiana, First Mortgage Refunding Bonds, Series
                 1993, 4.90%, 1-1-2002                                                A1          902,898
 1,535,000    Columbus, Ohio Sewer Improvement No. 27 Refunding Bonds, Ser. 1991,
                 5.90%, 2-15-2002                                                    Aaa        1,618,489
 1,000,000    Williamson County, Tennessee Public Works Refunding Bonds, Ser. 1992,
                 5.65%, 3-1-2002                                                      Aa        1,043,420
 1,500,000    City of Tulsa, Oklahoma General Obligation Refunding Bonds of 1993,
                 5.05%, 6-1-2002                                                      Aa        1,528,515
   925,000    Monroe County Jail, Indiana First Mortgage Refunding Bonds, Series 1993,
                 4.90%, 7-1-2002                                                      A1          928,265
 2,100,000    Jackson Public School District, Mississippi General Obligation School
                 Bonds, Ser. 1992, 5.80%, 7-1-2002                                    A1        2,198,490
 1,000,000    Pima County, Arizona General Obligation Refunding Bonds, Ser. 1992,
                 6.30%, 7-1-2002                                                      Aa        1,074,390
 3,500,000    Milwaukee, Wisconsin Metropolitan Sewerage District General Obligation
                 Capital Purpose Bonds, Ser. 1990A, 6.70%, 10-1-2002                  Aa        3,830,855
 1,885,000    Federal Way School District No. 210, King County, Washington Unlimited
                 Tax General Obligation Refunding Bonds, Series 1987, 6.75%,
                 12-1-2002                                                            A1        1,910,353
 1,500,000    County of Ramsey, Minnesota General Obligation Capital Improvement
                 Refunding Bonds, Ser. 1992C, 5.40%, 12-1-2002                       Aaa        1,553,325
 1,505,000    Anchorage, Alaska General Obligation General Purpose Refunding Bonds,
                 4.60%, 2-1-2003                                                     Aaa        1,482,064
 2,000,000    Lake County, Illinois Forest Preserve District General Obligation
                 Refunding Bonds, Ser. 1992B, 5.70%, 2-1-2003                        Aa2        2,090,280
 1,050,000    Oklahoma City, Oklahoma General Obligation Bonds, Series 1993, 5.15%,
                 5-1-2003                                                            Aa2        1,072,491
 2,000,000    Nashville and Davidson County, Tennessee General Obligation Refunding
                 Bonds of 1993, 5.00%, 5-15-2003                                      Aa        2,027,720
 2,000,000    State of Illinois General Obligation Refunding Bonds, Series of June 1993,
                 5.00%, 6-1-2003                                                     Aa3        2,012,360
 1,500,000    Municipality of Anchorage, Alaska 1993 General Obligation Refunding
                 School Bonds, Series B, 4.90%, 9-1-2003                             Aaa        1,507,905


                                      6

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)

                                                                                   RATINGS
PRINCIPAL                                                                          (MOODY'S
AMOUNT        ISSUER                                                               OR S & P)      VALUE

              GENERAL OBLIGATIONS (Continued)

$2,000,000    Texas Public Finance Authority, State of Texas General Obligation
                 Refunding Bonds, Ser. 1992A, 5.70%, 10-1-2003                        Aa       $2,103,880
 2,000,000    State of Wisconsin General Obligation Refunding Bonds of 1993,
                 Series 1, 5.30%, 11-1-2003                                          Aa2        2,061,280
 2,000,000    State of Wisconsin General Obligation Refunding Bonds of 1993,
                 Series 3, 4.75%, 11-1-2003                                          Aa2        2,001,020
 2,520,000    Federal Way School District No. 210, King County, Washington Unlimited
                 Tax General Obligation and Refunding Bonds, Series 1993, 5.25%,
                 12-1-2003                                                           Aaa        2,582,698
 2,000,000    Jefferson County, Colorado School District No. R-1 General Obligation
                 Bonds, Ser. 1992, 5.75%, 12-15-2003                                 Aaa        2,112,440
 2,025,000    County of DuPage, Illinois General Obligation Refunding Bonds
                 (Alternate Rev. Source - Stormwater Project), 5.10%, 1-1-2004       Aaa        2,053,168
 2,000,000    Indianapolis, Indiana Local Public Improvement Bond Bank, Series 1993A
                 Bonds, 5.25%, 1-10-2004                                             Aaa        2,042,420
 2,100,000    Cherokee County School Systems, Georgia General Obligation School
                 Series 1993, 4.90%, 2-1-2004                                         A1        2,106,972
 2,300,000    Osseo Area Schools, Minnesota, General Obligation Refunding Bonds,
                 Series 1993, 4.60%, 2-1-2004                                         A1        2,262,533
 2,300,000    Indianapolis, Indiana Local Public Improvement Bond Bank Refunding
                 Bonds, Series 1993 B, 4.70%, 2-15-2004                              Aaa        2,262,970
 1,600,000    County of Buncombe, North Carolina Refunding Bonds, Series 1993,
                 5.10%, 3-1-2004                                                      Aa        1,630,976
 1,050,000    Oklahoma City, Oklahoma General Obligation Bonds, Series 1993, 5.25%,
                 5-1-2004                                                            Aa2        1,075,137
 2,000,000    Davis County School District, Davis County, Utah General Obligation
                 Refunding Bonds, Series 1993A, 4.50%, 6-1-2004                      Aaa        1,942,680
 2,000,000    Alachua County School District, Alachua County, Florida General
                 Obligation Refunding Bonds, Series 1994, 4.50%, 7-1-2004            Aaa        1,947,840
 2,000,000    Deer Valley Unified School District No. 97 of Maricopa County, Arizona
                 School Improvement Bonds, Project of 1992, Series A (1993), 5.125%,
                 7-1-2004                                                            Aaa        2,042,180
 1,205,000    DeKalb County School District, Georgia General Obligation Refunding
                 Bonds, Series 1993, 5.10%, 7-1-2004                                  Aa        1,227,895
 1,000,000    Maricopa County, Arizona Unified School District No. 69, Paradise
                 Valley School Improvement Bonds, Ser. 1990A, 7.10%, 7-1-2004         A1        1,130,510
 1,540,000    Joint School District No. 2, Ada and Canyon Counties, Idaho, General
                 Obligation School Bonds, Series 1994, 5.0%, 7-30-2004                Aa        1,563,993
 3,215,000    State of Minnesota General Obligation State Refunding Bonds, 5.125%,
                 8-1-2004                                                            Aaa        3,268,305
 2,000,000    Harris County, Texas Road and Refunding Bonds, Series 1993, 4.70%,
                 10-1-2004                                                           Aa2        1,982,020
 2,000,000    City of Seattle, Washington Unlimited Tax General Obligation Refunding
                 Bonds, 1993, 4.80%, 12-1-2004                                       Aa1        1,995,520
 1,800,000    Nashville and Davidson County, Tennessee General Obligation Refunding
                 Bonds of 1993, 5.00%, 5-15-2005                                      Aa        1,818,792
 1,625,000    Charleston County, South Carolina General Obligation Bonds of 1994
                 (ULT) 5.40%, 6-1-2005                                               Aa3        1,690,244
 1,100,000    Municipality of Anchorage, Alaska 1994 General Obligation School Bonds,
                 5.40%, 7-1-2005                                                     Aaa        1,132,604


                                      7

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)

                                                                                   RATINGS
PRINCIPAL                                                                          (MOODY'S
AMOUNT        ISSUER                                                               OR S & P)      VALUE

              GENERAL OBLIGATIONS (Continued)

$ 2,000,000   Oklahoma City, Oklahoma General Obligation Refunding Bonds, Series
                 1993, 5.30%, 8-1-2005                                                Aa2      $2,062,700
 1,600,000    Natrona County, Wyoming School District No. 1 General Obligation
                Bonds, Ser. 1994, 5.45%, 7-1-2006                                     Aaa       1,647,248
 2,340,000    City of Phoenix, Arizona General Obligation Refunding Bonds, Ser.
                1993 A, 5.30%, 7-1-2006                                               Aa1       2,411,323
 2,125,000    Southwest Allen, Indiana High School Building Corp. 1st Mortgage
                Refunding Bonds, Series 1996B, 4.85%, 7-15-2006                       Aaa       2,099,606
 2,000,000    State of California Various Purpose General Obligation Bonds, 6.00%,
                10-1-2006                                                             A1        2,181,880
 3,215,000    Forsyth County School District, Georgia, General Obligation Bonds,
                Series 1995, 5.05%, 7-1-2007                                          Aaa       3,242,681
 2,000,000    Arapahoe County School District #6, Colorado, Littleton Public Schools
                General Obligation Improvement Bonds, Series 1995A, 5.00%, 12-1-2007  Aa        2,009,740
 2,780,000    Salt Lake County, Utah General Obligation Jail Bonds, Series 1995,
                5.00%, 12-15-2007                                                     Aaa       2,801,072
 2,355,000    Carrollton-Farmers Branch Independent School District (Dallas and
                Denton Counties, Texas) School Building Unlimited Tax Bonds, Series
                1996, 5.20%, 2-15-2008                                                Aaa       2,371,862
 2,000,000    State of Wisconsin General Obligation Bonds of 1995, Series A, 6.00%,
                5-1-2008                                                              Aa2       2,124,000
 2,000,000    State of Florida, State Board of Education, Public Education Capital
                Outlay Refunding Bonds, 1995 Series C, 5.125%, 6-1-2008               Aa2       2,012,180
 1,000,000    Maricopa County, Arizona Unified School District No.69, Paradise Valley
              School Improvement Bonds, Ser. 1994A, 7.10%, 7-1-2008                   A1        1,165,210
 1,700,000    State of South Carolina General Obligation State Highway Bonds, Series
                1995, 5.10%, 8-1-2008                                                 Aaa       1,714,654
 3,000,000    State of Texas Public Finance Authority General Obligation Refunding
                Bonds, Series 1996B, 5.40%, 10-1-2008                                 Aa        3,077,190
 4,000,000    County of Wake, North Carolina, General Obligation School Bonds,
                Series 1997, 4.90%, 3-1-2009                                          Aaa       3,920,600
 1,200,000    Maricopa County, Arizona Unified School District No.69, Paradise Valley
                School Improvement Bonds, Ser. 1994A, 7.00%, 7-1-2009                 A1        1,388,436
 3,590,000    State of Georgia, General Obligation Bonds, 1996 C, 6.25%, 8-1-2009     Aaa       3,974,345
 1,700,000    State of South Carolina General Obligation State Highway Bonds, Series
                 1995, 5.25%, 8-1-2009                                                Aaa       1,721,267
 4,000,000    City and County of Honolulu, Hawaii, General Obligation Bonds,
                Series 1996A, 5.40%, 9-1-2009                                         Aaa       4,074,000
 4,000,000    State of Illinois, General Obligation Bonds, Series September 1996,
                5.45%, 9-1-2009                                                       Aaa       4,058,160
 2,500,000    Maricopa County, Arizona Unified School District No.69, Paradise Valley
                School Improvement Bonds, Ser. 1994A, 7.00%. 7-1-2010                  Al        2,897,300
 2,500,000    State of Wisconsin General Obligation Refunding Bonds of 1993, Ser. 2,
                5.125%, 11-1-2010                                                     Aa2       2,472,425
 2,540,000    Mesa County Valley School District No. 51, County of Mesa, State
                of Colorado, General Obligation Bonds, Series 1996, 5.30%, 12-1-2010  Aaa       2,549,347
 3,000,000    State of Hawaii General Obligation Bonds of 1992, Series BW, 6.375%,
                3-1-2011                                                              Aa3       3,311,820
 5,000,000    State of Louisiana, General Obligation Bonds, Series 1997A, 5.375%,
                4-15-2001                                                             Aaa       5,010,550
 2,000,000    Washington and Clackamas Counties School District #23J
                (Tigard-Tualatin), Oregon, General Obligation Bonds, Series 1995,
                5.55%. 6-1-2011                                                       A1        2,009,840
 2,000,000    State of Georgia, General Obligation Bonds, Series 1995C, 5.70%,
                7-1-2011                                                              Aaa       2,092,360
 1,125,000    The State of Delaware General Obligation Bonds, Series 1994B,
                6.00%, 12-1-2011                                                      Aa1       1,174,646

                                   8

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)

                                                                                   RATINGS
PRINCIPAL                                                                          (MOODY'S
AMOUNT        ISSUER                                                               OR S & P)      VALUE

              GENERAL OBLIGATIONS (Continued)

$3,000,000    State of Georgia General Obligation Bonds, Series 1995B,
                5,75%, 3-1-2012                                                       Aaa     $ 3,146,130
 3,000,000    State of Georgia, General Obligation Bonds, 1997A, 6.25%,
                4-1-2012                                                              Aaa       3,303,000
 5,000,000    State of Ohio, Full Faith & Credit General Obligation Infrastructure
                Improvement Bonds, Series 1997, 5.35%, 8-1-2012                       Aa1       4,997,550
 4,500,000    State of Washington General Obligation Bonds, Series 1993A, 5.75%,
                10-1-2012                                                             Aa        4,691,160
 1,125,000    The State of Delaware General Obligation Bonds, Series 1994B, 6.00%,
                12-1-2012                                                             Aa1       1,171,114
                                                                                             ------------
                                                                                              197,349,387

              MUNICIPAL REVENUE (19.1%):

 2,000,000    City of St. Petersburg, Florida Public Utility Refunding Rev. Bonds,
                Ser. 1991, 6.10%, 10-1-1998                                           Aa        2,053,600
 3,000,000    City of Colorado Springs, Colorado Utilities System Refunding Rev.,
                Ser. 1991A, 6.10%, 11-15-1998                                         Aa        3,088,740
 1,490,000    San Antonio, Texas Water System Rev. Refunding Bonds, Ser. 1992,
                5.80%, 5-15-1999                                                      Aaa       1,532,361
 1,250,000    Washington Public Power Supply System Nuclear Project No. 3,
                Refunding Rev. Bonds, Ser. 1991A, 6.25%, 7-1-2000                     Aa1       1,303,750
 1,250,000    State of New York Power Authority General Purpose Bonds, Ser. Z,
                6.00%, 1-1-2001                                                       Aa        1,308,875
 1,400,000    San Diego County Water Authority Water Rev. Certificates of
                Participation, Ser. 1991A, 6.00%, 5-1-2001                            Aa        1,473,094
 2,000,000    Nashville and Davidson County, Tennessee Electric System Rev. Bonds,
                1992 Series B, 5.50%, 5-15-2002                                       Aa        2,076,260
 1,000,000    Washington Public Power Supply System Nuclear Project No. 1, Rev.
                Refunding Bonds, Ser. 199OC, 7.70%, 7-1-2002                          Aa1       1,120,730
 1,080,000    Charleston, South Carolina Waterworks and Sewer Systems Rev.
                Refunding Bonds, Sen 1986A, 6.90%, 1-1-2003                           A1        1,098,630
 2,000,000    City of Des Moines, Iowa Sewer Rev. Bonds, Ser. 1992D. 6.00%,
                6-1-2003                                                              Aaa       2,105,620
 2,500,000    City of Albuquerque, New Mexico Joint Water and Sewer Refunding
                Rev. Bonds, Ser. 1990B, 7.00%, 7-1-2003                               Aa        2,723,950
 2,000,000    Washington Public Power Supply System, Nuclear Project No.3
                Refunding Revenue Bonds, Series 1993C, 4.80%, 7-1-2003                Aa1       1,968,440
 2,000,000    City of Lincoln, Nebraska, Water Revenue and Refunding Bonds,
                Series 1993, 4.90%, 8-15-2003                                         Aa        2,016,900
 2,850,000    City of Lincoln, Nebraska. Electric System Revenue Refunding Bonds,
                1993 Series A, 4.70%, 9-1-2003                                        Aa        2,839,113
 2,000,000    Fargo, North Dakota Water Revenue of 1993, 5.00%. 1-1-2004              Aaa       2,011,060
 1,500,000    Nashville and Davidson County, Tennessee Water and Sewer Revenue
                Refunding Bonds, Series 1993, 4.90%, 1-1-2004                         Aaa       1,510,005
 1,710,000    Southern Minnesota Municipal Power Agency, Power Supply System
                Revenue Bonds, Series 1993 B, 4.60%, 1-1-2004                         A         1,656,665
 1,500,000    Municipal Electric Authority of Georgia General Power Rev. Bonds,
                1993A Series, 5.00%, 1-1-2004                                         A         1,494,945
 2,000,000    City of Dallas, Texas Waterworks and Sewer System Rev. Refunding
                Bonds, Series 1993, 4.90%, 4-1-2004                                   Aa2       2,004,900
 2,045,000    City of Iowa City, Johnson County, Iowa Sewer Rev. Bonds,
                5.875%, 7-1-2004                                                      Aaa       2,138,375
 2,000,000    City of Jackson, Mississippi Water and Sewer System Rev. Refunding
                Bonds, Series 1993-A, 4.85%, 9-1-2004                                 Aaa       1,999,620


                                   9

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           PORTFOLIO OF INVESTMENTS
                                 MAY 31, 1997
                                 (UNAUDITED)

                                                                                   RATINGS
PRINCIPAL                                                                          (MOODY'S
AMOUNT        ISSUER                                                               OR S & P)      VALUE

              MUNICIPAL REVENUE (Continued)

$1,685,000    Hampton Roads Sanitation District, Virginia Wastewater Refunding and
                 Capital Improvement Revenue Bonds, Series 1993, 4.70%, 10-1-2004     Aa      $ 1,668,841
 3,000,000    City of Los Angeles Department of Water and Power, Electric Plant
                 Refunding Revenue Bonds, Second Issue of 1993, 4.80%, 11-15-2004    Aa3        3,007,770
 2,200,000    The Water Works and Sewer Board, Birmingham, Alabama Water and
                 Sewer Revenue Bonds, Series 1994, 4.75%, 1-1-2005                    Aa        2,177,846
 1,500,000    Omaha, Nebraska Public Power District Electric System Rev. Bonds,
                 1993, Series B, 5.10%, 2-1-2005                                     Aa2        1,524,645
 1,325,000    Winston-Salem, North Carolina Water & Sewer System Revenue Bonds,
                 Series 1995B, 5.00%, 6-1-2007                                        Aa        1,335,375
 2,830,000    Sacramento County, California Sanitary District Financing Authority
                 Revenue Bonds, 1995, 5.00%, 12-1-2007                                Aa        2,871,601
 4,500,000    Nashville and Davidson County, Tennessee Water & Sewer Revenue
                 Refunding Bonds, Series 1996, 5.25%, 1-1-2008                       Aaa        4,583,970
 1,665,000    Winston-Salem, North Carolina Water & Sewer System Revenue Bonds,
                 Series 1995B, 5.10%, 6-1-2008                                        Aa        1,677,970
 1,500,000    Sacramento County, California Sanitary District Financing Authority
                 Revenue Bonds, 1995, 5.00%, 12-1-2008                                Aa        1,506,090
 1,840,000    City of Dallas, Texas Waterworks and Sewer System Revenue Bonds, Series
                 1994A, 6.375%, 10-1-2012                                            Aa2        1,950,050
                                                                                              -----------
                                                                                               61,829,791
              INDUSTRIAL REVENUE - UTILITIES (1.0%):

 3,000,000    Becker, Minnesota Pollution Control Rev. Refunding Bonds, Ser 1989A,
                 6.80%, 4-1-2007 (Northern States Power Co. - Sherburne Cnty.
                 Gen. Sta. Units 1 & 2 Proj.)                                         A2        3,162,510
                                                                                             ------------
                 Total long-term municipal bonds (cost: $301,432,681)                         313,034,007

              SHORT-TERM INVESTMENTS (2.4%):

 6,000,000    U.S. Treasury bills, 5.02% to 5.14% effective yield, due June
                 to August, 1997                                                                5,967,100
 1,375,000    General Motors Acceptance Corp., 5.48%, 6-3-1997                                  1,375,628
   400,000    General Motors Acceptance Corp., 5.62%, 6-10-1997                                   400,063
                                                                                             ------------
                 Total short-term investments (cost: $7,738,024)                                7,742,791
                                                                                             ------------
              TOTAL INVESTMENTS (99.4%) (cost: $309,170,705)                                  320,776,798
              CASH AND OTHER ASSETS, LESS LIABILITIES (.6%)                                     1,820,181
                                                                                             ------------
                            NET ASSETS (100.0%)                                              $322,596,979
                                                                                             ============

Note: At May 31, 1996, net unrealized appreciation of $11,606,093 consisted of gross unrealized appreciation of $11,919,862 and gross unrealized depreciation of $313,769 based on cost of $309,170,705 for federal income tax purposes.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                     STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 1997
                                 (UNAUDITED)


                                    ASSETS

Investments, at value (cost $309,170,705)                                                   $   320,776,798
Cash                                                                                                594,813
Receivable for:
   Interest                                                                 $  5,681,028
   Shares of the Fund Sold                                                        55,612
   Sundry                                                                          5,316          5,741,956
                                                                            ------------
Prepaid expenses                                                                                     30,393
                                                                                            ---------------
   Total assets                                                                                 327,143,960

                          LIABILITIES AND NET ASSETS

Payable for:
   Securities purchased                                                          400,000
   Dividends to shareowners                                                    3,234,021
   Shares of the Fund redeemed                                                   851,822
   Other accounts payable (including $98,913 to Manager)                         108,278
                                                                            ------------
     Total liabilities                                                                            4,594,121
                                                                                            ---------------

Net assets applicable to 38,812,753 shares outstanding of
   $1 par value common stock (100,000,000 shares authorized)                                $   322,549,839
                                                                                            ===============
Net asset value, offering price and redemption
   price per share                                                                          $          8.31
                                                                                            ===============

                            ANALYSIS OF NET ASSETS

Excess of amounts received from sales of shares over
   amounts paid on redemptions of shares on account of
   capital                                                                                  $   310,943,521
Undistributed net realized gain on sales of investments                                                 225
Net unrealized appreciation of investments                                                       11,606,093
                                                                                            ---------------
Net assets applicable to shares outstanding                                                 $   322,549,839
                                                                                            ===============

               See accompanying notes to financial statements.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                           STATEMENT OF OPERATIONS

                                                                         SIX MONTHS ENDED      YEAR ENDED
                                                                           MAY 31, 1997       NOVEMBER 30,
                                                                            (UNAUDITED)           1996
INVESTMENT INCOME:
   Tax-exempt interest                                                      $  9,615,845        17,621,142
   Taxable interest                                                              214,843           735,320
                                                                            ------------      ------------
     Total investment income                                                   9,830,688        18,356,462

EXPENSES:
   Investment advisory and management fees                                       197,790           385,258
   Audit fees                                                                     11,213            21,106
   Legal fees                                                                        811             3,006
   Fidelity bond expense                                                           2,060             4,433
   Directors' fees                                                                 1,200             3,000
   Reports to shareowners                                                          1,929             5,141
   Securities evaluation fees                                                      9,085            19,874
   Franchise taxes                                                                 9,011            16,602
   Custodian fees                                                                  6,114            24,936
   Other                                                                           9,484            18,775
                                                                            ------------      ------------
     Total expenses                                                              248,697           502,131
     Less: custodian fees paid indirectly                                             --            18,709
                                                                            ------------      ------------
     Net expenses                                                                248,697           483,422
                                                                            ------------      ------------
Net investment income                                                          9,581,991        17,873,040

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on sales of investments                                         225           121,825
   Change in net unrealized appreciation                                      (4,957,761)       (1,805,995)
                                                                            ------------      ------------

Net realized and unrealized (loss) on investments                             (4,957,536)       (1,684,170)
                                                                            ------------      ------------

Net change in net assets resulting
   from operations                                                          $  4,624,455      $ 16,188,870
                                                                            ============      ============









               See accompanying notes to financial statements.

                     STATE FARM MUNICIPAL BOND FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED            YEAR ENDED NOVEMBER 30,
                                                         MAY 31, 1997              1996              1995
                                                          (UNAUDITED)
From operations:
   Net investment income                                $     9,581,991         17,873,040        16,906,435
   Net realized gain on sales of
     investments                                                    225            121,825           264,519
   Change in net unrealized
   appreciation/depreciation                                 (4,957,761)        (1,805,995)       21,451,782
                                                        ---------------      -------------     -------------
   Net change in net assets resulting from
     operations                                               4,624,455         16,188,870        38,622,736

   Distributions to shareowners from:
     Net investment income (per share $.25 in
        in 1997, $.48 in 1996 and $.48 in
        1995)                                                (9,581,991)       (17,873,040)      (16,906,435)
     Net realized gain (per share $.003
        in 1997, $.006 in 1996)                                (121,825)          (214,926)                -
                                                        ---------------      -------------     -------------
                                                             (9,703,816)       (18,087,966)      (16,906,435)

From Fund share transactions:
   Proceeds from shares sold                                 13,108,645         27,900,088        25,292,645
   Reinvestment of ordinary income dividends
     and capital gain distributions                           7,342,607         13,618,482        12,894,959
                                                        ---------------      -------------     -------------
                                                             20,451,252         41,518,570        38,187,604
   Less payments for shares redeemed                         13,971,673         25,886,170        22,392,823
                                                        ---------------      -------------     -------------
   Net increase in net assets from Fund
     share transactions                                       6,479,579         15,632,400        15,794,781
                                                        ---------------      -------------     -------------
Total increase in net assets                                  1,400,218         13,733,304        37,511,082

Net assets:
   Beginning of period                                      321,149,621        307,416,317       269,905,235
                                                        ---------------      -------------     -------------
   End of period                                        $   322,549,839        321,149,621       307,416,317
                                                        ===============      =============     =============








                See accompanying notes to financial statements

                     STATE FARM MUNICIPAL BOND FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION - Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities, other than U.S. Treasury bills, are valued on an amortized cost basis. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Directors or its delegate.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis; premiums and original issue discounts on tax-exempt securities are amortized. Realized gains and losses from security transactions are reported on an identified cost basis.

    SECURITIES PURCHASED ON A 'WHEN-ISSUED' BASIS - The Fund may purchase municipal bonds on a 'when-issued' basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. It is possible that the securities will never be issued and the commitment cancelled.

    FUND SHARE VALUATION, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS - Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined as of 1:00 p.m. Bloomington, Illinois time on each business day other than customary weekend and holiday closings, except that the Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset value per share is computed by dividing the value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The Fund declares a daily dividend equal to its net investment income, and distributions of such amounts are made at the end of each calendar quarter. Net realized gains on sales of investments, if any, are distributed annually after the close of the Fund's fiscal year.

    Dividends and distributions payable to its shareowners are recorded by the Fund on the ex-dividend date.

    FEDERAL INCOME TAXES - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

    CUSTODIAN FEES - For the period ended May 31, 1997 the Fund no longer receives fee reductions for balances maintained with the custodian, as interest on cash balances is reflected as income rather than an offset to custodian fees. Custodian fees for the year ended November 30, 1996 were reduced based on the Fund's cash balances maintained with the custodian.

2.  TRANSACTIONS WITH AFFILIATES

    The Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which the Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) of .20% of the first $50 million of average net assets, .15% of the next $50 million of average net assets and .10% of average net assets in excess of $100 million. The Manager guarantees that all operating expenses of the Fund, including compensation of the Manager but excluding taxes,

                     STATE FARM MUNICIPAL BOND FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS

interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs shall not exceed .40% of average net assets annually.

    Under the terms of this agreement, the Fund incurred fees of $197,790 for the six months ended May 31, 1997 and $385,258 for the year ended November 30, 1996. The Fund does not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

    Certain officers and/or directors of the Fund are also officers and/or directors of the Manager. The Fund made no payments to its officers or directors during the six months ended May 31, 1997 and the year ended November 30, 1996, except for directors' fees of $1,200 and $3,000, respectively, paid to the Fund's independent directors.


3.  INVESTMENT TRANSACTIONS

    Investment transactions (exclusive of short-term instruments) are as follows:


                                                                             SIX MONTHS        YEAR ENDED
                                                                                ENDED          NOVEMBER 30,
                                                                            MAY 31, 1997           1996
    Purchases                                                               $ 17,866,902        30,463,407
    Proceeds from sales                                                       12,331,375        17,540,000
                                                                            ============       ===========

4.  FUND SHARE TRANSACTIONS

    Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following number of shares:


                                                          SIX MONTHS ENDED         YEAR ENDED NOVEMBER 30,
                                                            MAY 31, 1997           1996              1995
   Shares sold                                                1,574,282          3,324,581         3,052,147
   Shares issued in reinvestment of ordinary
     income dividends and capital gain
     distributions                                              883,015          1,626,301         1,565,349
                                                             ----------         ----------        ----------
                                                              2,457,297          4,950,882         4,617,496
   Less shares redeemed                                       1,679,554          3,088,643         2,709,601
                                                             ----------         ----------        ----------
   Net increase in shares outstanding                           777,743          1,862,239         1,907,895
                                                             ==========         ==========        ==========


                     STATE FARM MUNICIPAL BOND FUND, INC.
                             FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES (For a share outstanding throughout the period)


                                    SIX MONTHS ENDED                    YEAR ENDED NOVEMBER 30,
                                      MAY 31, 1997        1996        1995       1994       1993      1992
                                       (UNAUDITED)
Net Asset Value,
    Beginning of Period                 $   8.44          8.50        7.88       8.59       8.34       8.15
Income from Investment
----------------------
    Operations
    ----------
    Net Investment Income                    .25           .48         .48        .48        .50        .53
    Net Gains or Losses on
         Securities (both realized
         and unrealized)                    (.13)         (.06)        .62       (.69)       .25        .19
                                        -------------------------------------------------------------------
Total from Investment
    Operations                               .12           .42        1.10       (.21)       .75        .72

Less Distributions
------------------
    Net investment income                   (.25)         (.48)       (.48)      (.48)      (.50)      (.53)
    Capital gains                              _             _           _       (.02)         _          _
                                        -------------------------------------------------------------------
Total Distributions                         (.25)         (.48)       (.48)      (.50)      (.50)      (.53)

Net Asset Value, End of Period          $   8.31          8.44        8.50       7.88       8.59       8.34
                                        ===================================================================

Total Return                                1.50%         5.21%      14.25%     (2.55%)     9.17%      9.05%
------------

Ratios/Supplemental Data
------------------------
Net assets, end of period
    (millions)                          $  322.6         321.1       307.4      269.9      276.4      211.3
Ratio of expenses to average
    net assets                               .16%(a)       .16%        .17%(b)    .16%       .18%       .19%
Ratio of net investment income
    to average net assets                   5.95%(a)      5.76%       5.80%      5.80%      5.84%      6.36%
Portfolio turnover rate                        4%(a)         6%          7%         8%         5%         4%
Number of shares outstanding
    at end of period
    (millions)                              38.8          38.0        36.2       34.3       32.2       25.3


Notes:  (a)  Determined on an annualized basis.
        (b) The ratio based on net custodian expenses would have been .16% in 1995.